Cover	Jun. 30, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jun. 30, 2023
Entity File Number	001-33417
Entity Registrant Name	OCEAN POWER TECHNOLOGIES, INC.
Entity Central Index Key	0001378140
Entity Tax Identification Number	22-2535818
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 Engelhard Drive
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Monroe Township
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08831
City Area Code	(609)
Local Phone Number	730-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	OPTT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false